Stock-based Compensation - Option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Outstanding beginning	5,435,629	5,509,379
Exercised	(5,416)	(63,750)
Forfeited/expired	(15,000)	(35,000)
Outstanding ending	5,415,213	5,435,629	5,509,379
Options exercisable	4,775,534	4,582,807
Vested and expected to vest outstanding	5,415,213	5,435,629
Weighted-Average Exercise Price
Outstanding beginning	$ 0.43	$ 0.43
Granted		0.92
Exercised	0.63	0.08
Forfeited/expired	0.09	0.82
Outstanding ending	0.43	0.43	$ 0.43
Options exercisable	0.39	0.38
Vested and expected to vest outstanding	$ 0.43	$ 0.43
Weighted-Average Remaining Contractual Term and Intrinsic Value
Outstanding term	5 years 9 months 25 days	6 years 21 days	7 years 14 days
Options exercisable term	5 years 7 months 9 days	5 years 9 months 10 days
Vested and expected to vest term	5 years 9 months 25 days	6 years 21 days
Outstanding intrinsic value	$ 2,899	$ 2,914	$ 2,699
Options exercisable intrinsic value	2,747	2,700
Vested and expected to vest intrinsic value	$ 2,899	$ 2,914